Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	€ 1,696,854	€ 1,436,117	€ 1,292,210
Direct and marketing expenses	(1,269,917)	(1,136,870)	(979,300)
General and administrative expenses	(162,257)	(148,153)	(144,084)
Depreciation and Amortization Expense	(77,709)	(82,189)	(66,729)
Impairment of assets	(36,775)	(35,949)	0
Gain on disposal of business	40,135	0	0
Other operating income	6,724	6,071	5,491
Finance income	10,225	8,912	2,222
Finance expense	(6,082)	(2,726)	(1,345)
Change in fair value of options	(12,976)	(28,642)	6,292
Share of post-tax profit of equity accounted associate	576	0	0
Gain on bargain purchase	0	209	0
Gain on derivative contracts	0	0	4,148
Transaction fees	0	0	(22,969)
Share listing expense	0	0	(126,252)
Change in fair value of warrant liability	0	0	34,518
Change in fair value of earnout liability	0	0	237,354
Foreign exchange on revaluation of warrants and earnout liabilities	0	0	(25,047)
Profit before taxation	188,798	16,780	216,509
Income tax expense	(75,253)	(25,386)	(34,240)
Profit / (loss) for the year	113,545	(8,606)	182,269
Profit / (loss) for the year attributable to:
Owners of the parent	113,098	(10,551)	181,439
Non-controlling interest	447	1,945	830
Profit / (loss) for the year	113,545	(8,606)	182,269
Other comprehensive profit / (loss) items that may be reclassified subsequently to profit or loss
Foreign currency translation	17,931	(631)	(3,915)
Change in fair value of investment in non-listed equity	(174)	(784)	0
Other comprehensive profit / (loss) for the year	17,757	(1,415)	(3,915)
Total comprehensive income / (loss) for the year	131,302	(10,021)	178,354
Total comprehensive income / (loss) for the year attributable to:
Owners of the parent	130,855	(11,966)	177,524
Non-controlling interest	447	1,945	830
Total comprehensive income / (loss) for the year	€ 131,302	€ (10,021)	€ 178,354
Weighted average shares outstanding, basic (in shares)	501,803,294	498,243,792	490,017,400
Weighted average shares outstanding, diluted (in shares)	503,697,933	498,243,792	490,035,080
Earnings / (Loss) per share, basic (in euros per share)	€ 0.2254	€ (0.0212)	€ 0.3703
Earnings / (Loss) per share, diluted (in euros per share)	€ 0.2245	€ (0.0212)	€ 0.3703